Commitments and Contingencies - Medytox Litigation (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Jun. 28, 2021	Jun. 21, 2021	Jun. 30, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Medytox Litigation
Commitments and Contingencies
Issuance of common stock in connection with litigation settlement	26,680,511	26,680,511
Common stock, par value		$ 0.0001
Term for payments of royalties on net sales of licensed products		15 years
Threshold product sale for payments of royalties		$ 1.0
Target ownership		10.00%
Litigation settlement			$ 29.0